UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21537

Name of Fund: Multi-Strategy Hedge Opportunities LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Multi-Strategy Hedge Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/06

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments

Multi-Strategy Hedge Opportunities LLC
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

Strategy                            Portfolio Funds
-------------------------------------------------------------------------------------------------
Convertible Arbitrage - 3.3%
                                    Context Convertible Arbitrage Fund LP            $  3,160,452
                                                                                     ------------
                                                                                        3,160,452

-------------------------------------------------------------------------------------------------
Directional - 11.0%
                                    Cornerstone International Value Fund LLC            1,760,248
                                    CRG Partners LP                                     3,732,989
                                    Neon Liberty Emerging Markets Fund LP               1,945,298
                                    TGM Eagle Fund                                      3,192,045
                                                                                     ------------
                                                                                       10,630,580

-------------------------------------------------------------------------------------------------
Equity Neutral - 3.1%
                                    Ventus US$ Double Leverage Fund                     3,035,996
                                                                                     ------------
                                                                                        3,035,996

-------------------------------------------------------------------------------------------------
Equity  Opportunistic - 34.1%
                                    Copper Beech Partners II LP                         4,943,101
                                    Glenview Institutional Partners LP                  5,433,642
                                    Kinetics Partners LP                                5,475,703
                                    Maverick Levered Partners LP                        5,304,222
                                    North Sound Legacy Institutional Fund LLC           5,733,104
                                    SR Capital Partners LP                              2,008,400
                                    Trivium Institutional Onshore Fund LP               2,087,180
                                    Zaxis Equity Neutral LP                             1,974,596
                                                                                     ------------
                                                                                       32,959,948

-------------------------------------------------------------------------------------------------
Event Driven - 27.9%
                                    Canyon Value Realization Fund LP                    6,637,338
                                    Golden Tree Credit Opportunities LP                 6,054,834
                                    LibertyView Credit Opportunities Fund II, LLC       2,450,922
                                    Litespeed Partners LP                               5,700,224
                                    Para Partners LP                                    6,047,038
                                                                                     ------------
                                                                                       26,890,356

-------------------------------------------------------------------------------------------------
Fixed Income - 3.3%
                                    Smith Breeden Mortgage Partners LP                  3,146,766
                                                                                     ------------
                                                                                        3,146,766

-------------------------------------------------------------------------------------------------
Managed Futures - 11.9%
                                    FX Concepts Global Funds Master Trust               2,539,256
                                    Grossman Currency Fund LP                           2,581,461
                                    Kottke Arbitrage Opportunity Fund LLC               2,385,568
                                    Salem Futures Fund LP                               1,784,196
                                    Winton Futures Fund                                 2,217,198
                                                                                     ------------
                                                                                       11,507,679

-------------------------------------------------------------------------------------------------
Multi-Strategy - 3.2%
                                    Double Black Diamond LP                             3,072,681
                                                                                     ------------
                                                                                        3,072,681

-------------------------------------------------------------------------------------------------

Total Investments (Cost - $92,800,000)*  - 97.8%                                       94,404,458

Other Assets Less Liabilities - 2.2%                                                    2,138,057
                                                                                     ------------
Net Assets - 100.0%                                                                  $ 96,542,515
                                                                                     ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost.............................................  $ 92,800,000
                                                                   ============
      Gross unrealized appreciation..............................  $  2,832,406
      Gross unrealized depreciation..............................  $ (1,227,948)
                                                                   ------------
      Net unrealized appreciation................................  $  1,604,458
                                                                   ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Strategy Hedge Opportunities LLC


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Multi-Strategy Hedge Opportunities LLC

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Multi-Strategy Hedge Opportunities LLC

Date: August 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Multi-Strategy Hedge Opportunities LLC

Date: August 19, 2005